Additional Notes - Summary of Exposure to Foreign Currency Risk (Details) - Gross carrying amount [member] - Currency risk [member] € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
US [member]
Foreign Currency Risk [Line Items]
Cash and Cash Equivalents | $		$ 106,188		$ 76,582
Other Financial Assets | $		96,192		172,460
Accounts Receivable | $		42,754		28,456
Financial Assets from Collaborations | $		16,730		42,870
Restricted Cash (included in Other Assets, Net of Current Portion) | $		3,397		713
Accounts payable and accruals current | $		(107,691)		51,436
Financial Liabilities from Collaboration | $		(514,362)		(516,506)
Foreign currency risk exposure, net | $		$ (356,792)		$ (246,861)
Other Currency [member]
Foreign Currency Risk [Line Items]
Cash and Cash Equivalents | €	€ 0		€ 0
Other Financial Assets | €	0		0
Accounts Receivable | €	0		0
Financial Assets from Collaborations | €	0		0
Restricted Cash (included in Other Assets, Net of Current Portion) | €	0		0
Accounts payable and accruals current | €	(339)		52
Financial Liabilities from Collaboration | €	0		0
Foreign currency risk exposure, net | €	€ (339)		€ (52)